Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of the Net Deferred Tax Asset
The components of the net deferred tax asset are as follows:

	In Thousands
	2015	2014
Deferred tax asset:
Federal	$8,954	9,818
State	1,380	1,556
	10,334	11,374
Deferred tax liability:
Federal	(1,905)	(1,829)
State	(390)	(374)
	(2,295)	(2,203)
Net deferred tax asset	$8,039	9,171

Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise
The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2015	2014
Financial statement allowance for loan losses in excess of tax allowance	$8,317	8,191
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,815)	(1,723)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,174	1,010
Writedown of other real estate not deductible for income tax purposes until sold	162	1,024
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	528	421
Other items, net	153	728
	$8,039	9,171

Summary of Components of Income Tax Expense (Benefit)
The components of income tax expense are summarized as follows:

	In Thousands
	Federal	State	Total
2015
Current	$10,871	1,653	12,524
Deferred	1,028	210	1,238
Total	$11,899	1,863	13,762
2014
Current	$10,201	1,475	11,676
Deferred	526	108	634
Total	$10,727	1,583	12,310
2013
Current	$7,193	1,045	8,238
Deferred	898	170	1,068
Total	$8,091	1,215	9,306

Reconciliation of Actual Income Tax Expense to the Expected Tax Expense
A reconciliation of actual income tax expense of $13,762,000, $12,310,000 and $9,306,000 for the years ended December 31, 2015, 2014 and 2013, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2015	2014	2013
Computed “expected” tax expense	$12,793	11,250	8,559
State income taxes, net of Federal income tax benefit	1,243	1,029	937
Tax exempt interest, net of interest expense exclusion	(266)	(244)	(234)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	312	290	204
Earnings on cash surrender value of life insurance	(298)	(128)	(25)
Expenses not deductible for tax purposes	35	37	35
Stock based compensation expense	13	14	11
Other	(70)	62	(181)
	$13,762	12,310	9,306